UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:       028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.            Birmingham, MI            November 10, 2010
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                   Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                          ------------
Form 13F Information Table Entry Total:           22
                                          ------------
Form 13F Information Table Value Total:     $310,364
                                          ------------
                                           (thousands)


List of Other Included Managers:     NONE

                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer         Title of Class     CUSIP   (x1000)  Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ISHARES TR                    BARCLYS TIPS BD  464287176  20,196   185,181  SH        SOLE                 8,011     0       177,170
ISHARES TR                    MSCI EMERG MKT   464287234  32,675   729,853  SH        SOLE                 4,975     0       724,878
ISHARES TR                    IBOXX INV CPBD   464287242  37,370   330,447  SH        SOLE                12,979     0       317,468
ISHARES TR                    BARCLYS 20+ YR   464287432   2,533    24,007  SH        SOLE                 4,740     0        19,267
ISHARES TR                    BARCLYS 7-10 YR  464287440   5,471    55,259  SH        SOLE                 3,156     0        52,103
ISHARES TR                    MSCI EAFE IDX    464287465     517     9,422  SH        SOLE                     0     0         9,422
ISHARES TR                    RUSSELL MCP VL   464287473     296     7,342  SH        SOLE                     0     0         7,342
ISHARES TR                    RUSSELL MCP GR   464287481  13,086   262,664  SH        SOLE                16,608     0       246,056
ISHARES TR                    RUSSELL 1000 VAL 464287598  11,518   195,252  SH        SOLE                 8,870     0       186,382
ISHARES TR                    RUSSELL 1000 GRW 464287614  39,323   765,489  SH        SOLE                32,326     0       733,163
ISHARES TR                    RUSL 2000 GROW   464287648   1,180    15,785  SH        SOLE                 3,750     0        12,035
ISHARES TR                    JPMORGAN USD     464288281  37,442   336,371  SH        SOLE                13,409     0       322,962
ISHARES TR                    US PFD STK IDX   464288687  47,901 1,204,146  SH        SOLE                49,725     0     1,154,421
ISHARES TR                    S&P GRWTH ALL    464289867     315    10,498  SH        SOLE                     0     0        10,498
ISHARES TR                    S&P MODERATE     464289875     975    33,516  SH        SOLE                     0     0        33,516
ISHARES SILVER TRUST          ISHARES          46428Q109  11,646   546,496  SH        SOLE                19,809     0       526,687
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   1,328    24,210  SH        SOLE                 4,845     0        19,365
MARKET VECTORS ETF TR         EM LC CURR DEBT  57060U522   2,003    73,626  SH        SOLE                20,270     0        53,356
MARKET VECTORS ETF TR         HG YLD MUN ETF   57060U878     810    26,006  SH        SOLE                     0     0        26,006
SPDR GOLD TRUST               GOLD SHS         78463V107  20,450   159,881  SH        SOLE                 8,269     0       151,612
SPDR INDEX SHS FDS            S&P EMKTSC ETF   78463X756  13,317   243,365  SH        SOLE                15,597     0       227,768
VANGUARD SCOTTSDALE FDS       SHRT-TERM CORP   92206C409  10,012   127,787  SH        SOLE                 7,866     0       119,921
TOTAL                                                    310,364
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